Trade, other receivables and tax receivables - exposure to credit risk and ECLs for trade receivables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Trade receivables and other receivables	€ 2,064	€ 2,048
Trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables, gross	2,282	2,230
Allowance account for credit losses of financial assets	(237)	(247)
Trade receivables and other receivables	2,045	1,983
Current and less than 90 days past due [Member] | Trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables, gross	1,989	1,920
Allowance account for credit losses of financial assets	(53)	(65)
Trade receivables and other receivables	1,936	1,855
90 days or more past due [Member] | Trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables, gross	293	310
Allowance account for credit losses of financial assets	(184)	(182)
Trade receivables and other receivables	€ 109	€ 128